Fair Value (Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities) (Detail) ¥ in Millions		Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt		¥ 3,764,171	¥ 2,876,287
Trading securities and Available-for- sale | Residential mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		6,000	8,000
Trading securities and Available-for- sale | Commercial mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		3,000	4,000
Trading securities and Available-for- sale | Corporate bonds and other debt securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		373,000	380,000
Derivative Financial Instruments | Other contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		1,000
Derivative Financial Instruments | Interest rate contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		(2,000)	13,000
Derivative Financial Instruments | Foreign exchange contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		6,000	(9,000)
Derivative Financial Instruments | Equity-related contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		(73,000)	(70,000)
Derivative Financial Instruments | Credit-related contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		(2,000)	(5,000)
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt		¥ 489,000	¥ 427,000
Minimum | Measurement Input, Prepayment rate | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0.004	0.004
Minimum | Measurement Input, Prepayment rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	0.029	0.032
Minimum | Measurement Input, Default rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	0.003	0.004
Minimum | Measurement Input, Default rate | Derivative Financial Instruments | Credit-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0	0
Minimum | Measurement Input, Default rate | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0	0
Minimum | Measurement Input, Recovery rate | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		1	1
Minimum | Measurement Input, Recovery rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	0.365	0.369
Minimum | Measurement Input, Discount margin | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0.0030	0.0030
Minimum | Measurement Input, Discount margin | Trading securities and Available-for- sale | Commercial mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0.01733	0.01587
Minimum | Measurement Input, Discount margin | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	0.00581	0.00569
Minimum | Measurement Input, Discount margin | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	0.0047	0.00382
Minimum | Measurement Input, IR – IR correlation | Derivative Financial Instruments | Interest rate contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.232	0.232
Minimum | Measurement Input, IR – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.232	0.232
Minimum | Measurement Input, FX – IR correlation | Derivative Financial Instruments | Foreign exchange contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.138	0.138
Minimum | Measurement Input, FX – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.055	0.055
Minimum | Measurement Input, FX – FX correlation | Derivative Financial Instruments | Foreign exchange contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]		0.39
Minimum | Measurement Input, FX – FX correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]		0.39
Minimum | Measurement Input, Equity – IR correlation | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.25	0.25
Minimum | Measurement Input, Equity – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.25	0.25
Minimum | Measurement Input, Equity – FX correlation | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]		0.15
Minimum | Measurement Input, Equity – FX correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	(0.054)	(0.178)
Minimum | Measurement Input, Equity volatility | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.127	0.098
Minimum | Measurement Input, Equity volatility | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.103	0.098
Minimum | Measurement Input, Credit correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.228
Minimum | Measurement Input, Equity correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.399	0.322
Minimum | Measurement Input, Commodity volatility | Derivative Financial Instruments | Other contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.171	0
Maximum | Measurement Input, Prepayment rate | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0.058	0.062
Maximum | Measurement Input, Prepayment rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	0.029	0.032
Maximum | Measurement Input, Default rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	0.003	0.004
Maximum | Measurement Input, Default rate | Derivative Financial Instruments | Credit-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.065	0.064
Maximum | Measurement Input, Default rate | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.068	0.095
Maximum | Measurement Input, Recovery rate | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		1	1
Maximum | Measurement Input, Recovery rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	0.365	0.369
Maximum | Measurement Input, Discount margin | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0.0052	0.0065
Maximum | Measurement Input, Discount margin | Trading securities and Available-for- sale | Commercial mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0.01806	0.02914
Maximum | Measurement Input, Discount margin | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	0.00581	0.00569
Maximum | Measurement Input, Discount margin | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	0.0047	0.00877
Maximum | Measurement Input, IR – IR correlation | Derivative Financial Instruments | Interest rate contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	1	1
Maximum | Measurement Input, IR – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	1	1
Maximum | Measurement Input, FX – IR correlation | Derivative Financial Instruments | Foreign exchange contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.725	0.725
Maximum | Measurement Input, FX – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.592	0.725
Maximum | Measurement Input, FX – FX correlation | Derivative Financial Instruments | Foreign exchange contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]		0.647
Maximum | Measurement Input, FX – FX correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]		0.647
Maximum | Measurement Input, Equity – IR correlation | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.25	0.25
Maximum | Measurement Input, Equity – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.25	0.25
Maximum | Measurement Input, Equity – FX correlation | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]		0.60
Maximum | Measurement Input, Equity – FX correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.933	0.933
Maximum | Measurement Input, Equity volatility | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	1.752	1.218
Maximum | Measurement Input, Equity volatility | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.97	0.707
Maximum | Measurement Input, Credit correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	1
Maximum | Measurement Input, Equity correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	1	1
Maximum | Measurement Input, Commodity volatility | Derivative Financial Instruments | Other contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.277	0.277
Weighted Average | Measurement Input, Prepayment rate | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	0.036	0.038
Weighted Average | Measurement Input, Prepayment rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1],[4]	0.029	0.032
Weighted Average | Measurement Input, Default rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1],[4]	0.003	0.004
Weighted Average | Measurement Input, Default rate | Derivative Financial Instruments | Credit-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	0.014	0.014
Weighted Average | Measurement Input, Default rate | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0.013	0.014
Weighted Average | Measurement Input, Recovery rate | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	1	1
Weighted Average | Measurement Input, Recovery rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1],[4]	0.365	0.369
Weighted Average | Measurement Input, Discount margin | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	0.00398	0.00401
Weighted Average | Measurement Input, Discount margin | Trading securities and Available-for- sale | Commercial mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	0.01788	0.02342
Weighted Average | Measurement Input, Discount margin | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1],[4]	0.00581	0.00569
Weighted Average | Measurement Input, Discount margin | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3],[4]	0.0047	0.00636
Weighted Average | Measurement Input, IR – IR correlation | Derivative Financial Instruments | Interest rate contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	0.714	0.714
Weighted Average | Measurement Input, IR – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0.714	0.714
Weighted Average | Measurement Input, FX – IR correlation | Derivative Financial Instruments | Foreign exchange contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	0.299	0.299
Weighted Average | Measurement Input, FX – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0.299	0.299
Weighted Average | Measurement Input, FX – FX correlation | Derivative Financial Instruments | Foreign exchange contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]		0.519
Weighted Average | Measurement Input, FX – FX correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]		0.519
Weighted Average | Measurement Input, Equity – IR correlation | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	0.25	0.25
Weighted Average | Measurement Input, Equity – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0.25	0.25
Weighted Average | Measurement Input, Equity – FX correlation | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]		0.60
Weighted Average | Measurement Input, Equity – FX correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0	0
Weighted Average | Measurement Input, Equity volatility | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[4]	0.51	0.421	[2]
Weighted Average | Measurement Input, Equity volatility | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0.297	0.258
Weighted Average | Measurement Input, Credit correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0.575
Weighted Average | Measurement Input, Equity correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0.873	0.873
Weighted Average | Measurement Input, Commodity volatility | Derivative Financial Instruments | Other contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	0.181	0.237

[1]	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
[2]	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
[3]	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
[4]	Averages are calculated by weighting each input by the relative fair value of the respective financial instruments except for derivative related inputs where medians are used.